Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 29, 2020

AXS5-QTLY-0420
1.967946.106

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Media - 2.7%
Cogeco Communications, Inc.	35,600	$2,817,234
Gray Television, Inc. (a)	274,400	5,191,648
The New York Times Co. Class A	82,200	3,079,212
		11,088,094
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	116,500	1,476,055

TOTAL COMMUNICATION SERVICES		12,564,149

CONSUMER DISCRETIONARY - 12.4%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	36,600	2,952,888
Hotels, Restaurants & Leisure - 3.1%
Churchill Downs, Inc.	51,700	6,495,588
Hilton Grand Vacations, Inc. (a)	87,756	2,339,575
Planet Fitness, Inc. (a)	62,200	4,197,878
		13,033,041
Household Durables - 3.4%
Cavco Industries, Inc. (a)	17,300	3,489,756
Taylor Morrison Home Corp. (a)	168,800	3,801,376
TopBuild Corp. (a)	35,000	3,535,000
TRI Pointe Homes, Inc. (a)	219,400	3,363,402
		14,189,534
Leisure Products - 1.2%
Brunswick Corp.	31,600	1,681,120
Clarus Corp.	120,973	1,398,448
YETI Holdings, Inc. (a)	62,600	1,893,650
		4,973,218
Multiline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	44,800	2,278,976
Specialty Retail - 2.5%
Aaron's, Inc. Class A	26,900	1,057,977
Boot Barn Holdings, Inc. (a)	62,000	1,901,540
Murphy U.S.A., Inc. (a)	55,000	5,362,500
The Children's Place Retail Stores, Inc. (b)	35,100	2,021,760
		10,343,777
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	40,400	3,695,388

TOTAL CONSUMER DISCRETIONARY		51,466,822

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	243,020	4,680,565
Food Products - 1.2%
Nomad Foods Ltd. (a)	272,900	5,037,734

TOTAL CONSUMER STAPLES		9,718,299

ENERGY - 2.0%
Energy Equipment & Services - 0.6%
Cactus, Inc.	88,300	2,411,473
Oil, Gas & Consumable Fuels - 1.4%
Hess Midstream LP (b)	216,699	4,134,617
Rattler Midstream LP	132,200	1,664,398
		5,799,015

TOTAL ENERGY		8,210,488

FINANCIALS - 16.1%
Banks - 6.5%
ConnectOne Bancorp, Inc.	241,976	5,083,916
First Citizens Bancshares, Inc.	14,000	6,346,340
First Interstate Bancsystem, Inc.	105,800	3,603,548
Independent Bank Corp., Massachusetts	54,700	3,693,891
Old National Bancorp, Indiana	149,500	2,356,120
ServisFirst Bancshares, Inc.	100,400	3,468,820
Trico Bancshares	63,300	2,140,806
		26,693,441
Capital Markets - 3.1%
Blucora, Inc. (a)	119,171	2,073,575
LPL Financial	71,500	5,682,820
Morningstar, Inc.	33,364	4,901,172
		12,657,567
Consumer Finance - 1.5%
First Cash Financial Services, Inc.	82,600	6,353,592
Insurance - 2.5%
Enstar Group Ltd. (a)	14,441	2,576,130
Hastings Group Holdings PLC (c)	1,121,434	2,355,408
Primerica, Inc.	49,000	5,455,660
		10,387,198
Thrifts & Mortgage Finance - 2.5%
Essent Group Ltd.	144,300	6,297,252
WSFS Financial Corp.	120,400	4,148,984
		10,446,236

TOTAL FINANCIALS		66,538,034

HEALTH CARE - 14.6%
Biotechnology - 3.3%
Acceleron Pharma, Inc. (a)	28,300	2,431,819
Agios Pharmaceuticals, Inc. (a)	17,600	835,648
Black Diamond Therapeutics, Inc. (a)	2,500	67,475
bluebird bio, Inc. (a)	12,300	889,659
FibroGen, Inc. (a)	46,400	1,939,520
G1 Therapeutics, Inc. (a)	11,400	204,516
Heron Therapeutics, Inc. (a)	50,500	941,825
Kezar Life Sciences, Inc. (a)	36,200	158,556
Kura Oncology, Inc. (a)	59,100	713,337
Mirati Therapeutics, Inc. (a)	14,800	1,324,452
Passage Bio, Inc. (a)	2,700	48,600
Principia Biopharma, Inc. (a)	23,300	1,504,248
Revolution Medicines, Inc.	11,600	362,732
TG Therapeutics, Inc. (a)	59,100	741,705
Viela Bio, Inc.	36,500	1,592,860
		13,756,952
Health Care Equipment & Supplies - 2.6%
Integra LifeSciences Holdings Corp. (a)	77,500	4,037,750
Masimo Corp. (a)	21,100	3,446,263
Tandem Diabetes Care, Inc. (a)	35,200	2,628,032
TransMedics Group, Inc.	32,500	510,250
		10,622,295
Health Care Providers & Services - 3.2%
Andlauer Healthcare Group, Inc. (a)	19,000	333,924
Chemed Corp.	17,300	7,224,826
Encompass Health Corp.	46,500	3,480,060
LHC Group, Inc. (a)	19,624	2,383,531
		13,422,341
Health Care Technology - 1.1%
HMS Holdings Corp. (a)	92,100	2,115,537
Phreesia, Inc.	78,400	2,433,536
		4,549,073
Life Sciences Tools & Services - 3.6%
10X Genomics, Inc. (a)(b)	5,900	470,230
Charles River Laboratories International, Inc. (a)	37,000	5,756,090
ICON PLC (a)	41,300	6,445,278
PRA Health Sciences, Inc. (a)	22,500	2,119,500
		14,791,098
Pharmaceuticals - 0.8%
Horizon Pharma PLC (a)	62,300	2,131,906
Nektar Therapeutics (a)	29,700	618,057
Zogenix, Inc. (a)	25,700	644,556
		3,394,519

TOTAL HEALTH CARE		60,536,278

INDUSTRIALS - 17.7%
Aerospace & Defense - 0.4%
Vectrus, Inc. (a)	29,100	1,515,819
Building Products - 1.6%
Armstrong World Industries, Inc.	33,000	3,304,950
Patrick Industries, Inc.	64,481	3,406,531
		6,711,481
Commercial Services & Supplies - 1.1%
Tetra Tech, Inc.	55,900	4,520,633
Construction & Engineering - 1.5%
EMCOR Group, Inc.	40,900	3,146,028
MasTec, Inc. (a)(b)	60,200	2,954,616
		6,100,644
Electrical Equipment - 2.9%
Atkore International Group, Inc. (a)	115,400	4,259,414
Generac Holdings, Inc. (a)	75,200	7,744,848
		12,004,262
Machinery - 6.6%
Douglas Dynamics, Inc.	64,000	2,785,920
ESCO Technologies, Inc.	34,700	3,154,924
ITT, Inc.	80,700	4,854,105
Luxfer Holdings PLC sponsored	296,700	4,601,817
Oshkosh Corp.	75,200	5,425,680
Rexnord Corp.	123,000	3,586,680
SPX Flow, Inc. (a)	82,000	3,015,960
		27,425,086
Professional Services - 3.0%
ASGN, Inc. (a)	70,700	3,585,197
FTI Consulting, Inc. (a)	41,100	4,627,449
ICF International, Inc.	54,176	4,116,292
		12,328,938
Trading Companies & Distributors - 0.6%
GMS, Inc. (a)	106,400	2,431,240

TOTAL INDUSTRIALS		73,038,103

INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment & Components - 5.0%
CDW Corp.	36,200	4,134,764
ePlus, Inc. (a)	49,213	3,728,377
Insight Enterprises, Inc. (a)	55,698	3,068,403
Napco Security Technolgies, Inc. (a)(b)	101,634	2,067,236
SYNNEX Corp.	61,213	7,653,461
		20,652,241
IT Services - 5.8%
Booz Allen Hamilton Holding Corp. Class A	71,700	5,112,210
Euronet Worldwide, Inc. (a)	25,900	3,212,636
Genpact Ltd.	114,800	4,415,208
Hackett Group, Inc.	84,407	1,299,868
KBR, Inc.	132,900	3,450,084
Repay Holdings Corp. (a)	199,000	3,488,470
Verra Mobility Corp. (a)	202,100	3,060,805
		24,039,281
Semiconductors & Semiconductor Equipment - 2.2%
Entegris, Inc.	70,200	3,743,064
Onto Innovation, Inc. (a)	97,300	2,974,461
Synaptics, Inc. (a)	39,800	2,628,790
		9,346,315
Software - 5.3%
CyberArk Software Ltd. (a)	24,200	2,533,740
Everbridge, Inc. (a)	24,400	2,578,104
j2 Global, Inc.	62,800	5,484,324
Pegasystems, Inc.	26,900	2,434,450
Proofpoint, Inc. (a)	30,500	3,252,825
PROS Holdings, Inc. (a)	45,900	2,101,761
RealPage, Inc. (a)	27,100	1,737,110
Zensar Technologies Ltd.	939,388	1,769,632
		21,891,946

TOTAL INFORMATION TECHNOLOGY		75,929,783

MATERIALS - 3.9%
Chemicals - 1.8%
Ashland Global Holdings, Inc.	35,300	2,525,362
Element Solutions, Inc. (a)	479,600	4,983,044
		7,508,406
Construction Materials - 0.8%
Eagle Materials, Inc.	40,800	3,220,344
Containers & Packaging - 1.3%
Aptargroup, Inc.	52,400	5,296,068

TOTAL MATERIALS		16,024,818

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Americold Realty Trust	143,300	4,395,011
CoreSite Realty Corp.	21,400	2,219,822
EPR Properties	66,400	3,933,536
Essential Properties Realty Trust, Inc.	94,792	2,171,685
		12,720,054
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	41,900	2,352,266
Cushman & Wakefield PLC (a)	308,133	5,604,939
		7,957,205

TOTAL REAL ESTATE		20,677,259

UTILITIES - 1.7%
Gas Utilities - 0.9%
Star Gas Partners LP	403,178	3,620,538
Multi-Utilities - 0.8%
Telecom Plus PLC	192,898	3,326,927

TOTAL UTILITIES		6,947,465

TOTAL COMMON STOCKS
(Cost $363,309,700)		401,651,498

Money Market Funds - 4.5%
Fidelity Cash Central Fund 1.60% (d)	7,233,286	7,234,733
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	11,439,845	11,440,989
TOTAL MONEY MARKET FUNDS
(Cost $18,675,644)		18,675,722

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (b)
(Cost $4,663,780)	28,400	4,155,772
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $386,649,124)		424,482,992
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(10,610,879)
NET ASSETS - 100%		$413,872,113

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,355,408 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,311
Fidelity Securities Lending Cash Central Fund	4,848
Total	$20,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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